Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

September 15, 2020

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: Aquila Funds Trust
     (File Nos. 2-79722 and 811-3578)

Ladies and Gentlemen:

On behalf of Aquila Funds Trust, a Massachusetts business trust (the “Registrant”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated September 1, 2020 to the Prospectus dated July 27, 2020 relating to Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”), each a series of the Registrant.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz